Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 23,478	$ 21,138
Cost of revenues	18,409	16,667
Gross profit	5,069	4,471
Operating costs and expenses:
Research and development	78	87
Sales and marketing	2,470	2,384
General and administrative	912	999
Total operating costs and expenses	3,460	3,470
Operating income	1,609	1,001
Financial expenses, net	(343)	(529)
Income before taxes on income	1,266	472
Taxes on income
Net income	$ 1,266	$ 472
Basic net income per share (in Dollars per share)	$ 0.22	$ 0.09
Weighted average number of shares used in computing net income per share:
Basic (in Shares)	5,707	5,395
Diluted (in Shares)	5,767	5,438